Note 8 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower		December 31, 2023	December 31, 2024
Kamsarmax Two Shipping Ltd.	(a)	13,520,000	12,560,000
Kamsarmax One Shipping Ltd. / Ultra One Shipping Ltd.	(b)	21,200,000	30,000,000
Eirini Shipping Ltd.	(c)	2,690,000	1,850,000
Light Shipping Ltd. / Good Heart Shipping Ltd.	(d)	14,600,000	18,000,000
Blessed Luck Shipowners Ltd.	(e)	3,750,000	2,805,000
Areti Shipping Ltd.	(f)	1,000,000	-
Molyvos Shipping Ltd. / Santa Cruz Shipowners Ltd.	(g)	15,575,000	13,475,000
Yannis Navigation Ltd.	(h)	10,500,000	9,500,000
Christos Ultra LP. / Maria Ultra LP.	(i)	22,000,000	20,000,000
		104,835,000	108,190,000
Less: Current portion		(18,050,000)	(12,090,000)
Long-term portion		86,785,000	96,100,000
Deferred charges, current portion		245,447	279,649
Deferred charges, long-term portion		661,937	718,465
Long-term bank loans, current portion net of deferred charges		17,804,553	11,810,351
Long-term bank loans, long-term portion net of deferred charges		86,123,063	95,381,535

Schedule of Maturities of Long-Term Debt [Table Text Block]
To December 31:
2025	12,090,000
2026	13,285,000
2027	20,040,000
2028	14,475,000
2029	30,800,000
Thereafter	17,500,000
Total	108,190,000